13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)
Currency translation adjustment	$ 465,615	$ 3,253,019
Total Accumulated OCI, beginning of period	465,615	3,253,019
Currency translation adjustments	(1,696,288)	(583,198)
Total Other comprehensive loss for the period	(1,696,288)	(583,198)
Currency translation adjustment	(1,230,673)	2,669,821
Total Accumulated OCI, end of period	$ (1,230,673)	$ 2,669,821